Provisions, income tax liabilities and other liabilities - Total Expense for Pensions and Other Post-employment Benefits Allocated between Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Cost of sales	€ 14,236	€ 13,695	€ 12,255
Research and development expenses	6,728	6,706	5,692
Selling and general expenses	10,692	10,492	9,555
Other operating (income)/expenses, net	2,979	1,231	1,373
Financial expenses	1,313	440	368
Pensions and other post-employment benefits
Disclosure of defined benefit plans [line items]
Cost of sales	34	55	77
Research and development expenses	28	52	65
Selling and general expenses	61	81	87
Other operating (income)/expenses, net	5	(2)	(1)
Restructuring costs	(9)	(61)	6
Financial expenses	71	43	42
Total	€ 190	€ 168	€ 276